THE USA PLAN

AN INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT

issued by

ReliaStar Life Insurance Company of New York

and its

ReliaStar Life Insurance Company of New York Variable Annuity Funds M P & Q

Supplement Dated May 1, 2014

This supplement updates and amends certain information contained in your variable annuity prospectus and Statement of Additional Information, each dated May 1, 1998, and subsequent supplements thereto. Please read it carefully and keep it with your variable annuity prospectus and Statement of Additional Information for future reference.

__________________________________________________________________________

IMPORTANT INFORMATION ABOUT THE COMPANY

ReliaStar Life Insurance Company of New York (“we,” “us,” “our,” and the “Company”) issues the Contracts described in the prospectus and is responsible for providing each Contract’s insurance benefits. All guarantees and benefits provided under the Contract that are not related to the variable account are subject to the claims paying ability of the company and our general account. We are a stock life insurance company incorporated under the laws of the State of New York in 1917. Our headquarters is at 1000 Woodbury Road, Suite 208, P.O. Box 9004, Woodbury, New York 11797.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

IMPORTANT INFORMATION ABOUT THE INVESTMENT FUNDS AVAILABLE THROUGH THE CONTRACT

In connection with the rebranding of ING U.S. as Voya Financial, effective May 1, 2014, the ING Funds were renamed by generally replacing ING in each fund name with either Voya or VY.

The following chart lists the Investment Funds (the “Funds”) that are, effective May 1, 2014, available through your Contract, along with each Fund’s investment adviser/subadviser and investment objective. More detailed information about these Funds can be found in the current prospectus and Statement of Additional Information for each Fund. If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

X.11489-14GW	Page 1 of 5	May 2014

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Contrafund® Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)

Investment Adviser: Fidelity Management & Research Company

Subadvisers: Fidelity Investments Money Management, Inc. and other investment advisers

Seeks as high a level of current income as is consistent with the preservation of capital.
Oppenheimer Capital Appreciation Fund Investment Adviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio (Class S) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya High Yield Portfolio (Class S) Investment Adviser: Directed Services LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.

X.11489-14GW	Page 2 of 5	May 2014

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Money Market Portfolio (Class I)

Investment Adviser: Voya Investments, LLC

Subadvisers: Voya Investment Management Co. LLC

There is no guarantee that the Voya Money Market Portfolio will have a positive or level return.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Value Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

VY FMRSM Diversified Mid Cap Portfolio (Class I)

Investment Adviser: Directed Services LLC

Subadvisers: Fidelity Management & Research Company

FMR is a service mark of Fidelity Management & Research Company

Seeks long-term growth of capital.

X.11489-14GW	Page 3 of 5	May 2014

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY Franklin Income Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
VY Oppenheimer Global Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY Pioneer High Yield Portfolio (Class I) Investment Adviser: Directed Services LLC Subadvisers: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.

INFORMATION ABOUT CLOSED SUB-ACCOUNTS

The Sub-Accounts that invest in the following Funds are closed to new investment:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Index 500 Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company Subadvisers: Geode Capital Management, LLC and FMR Co., Inc.	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Voya International Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

X.11489-14GW	Page 4 of 5	May 2014

Contract Owners who have Contract Value allocated to one or more of the Sub-Accounts that correspond to these Funds may leave their Contract Value in those Sub-Accounts, but future allocations and transfers into them are prohibited. If your most recent premium allocation instructions includes a Sub-Account that corresponds to one of these Funds, premium received that would have been allocated to a Sub-Account corresponding to one of these Funds may be automatically allocated among the other available Sub-Accounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available Funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service at P.O. Box 5033, Minot, ND 58702-5033, 1-877-886-5050 or www.ingservicecenter.com. See the Transfers Between Sub-Accounts section beginning on page 22 of your Contract prospectus for information about making Fund allocation changes.

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract. including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may obtain these documents by contacting:

Customer Service

P.O. Box 5033

Minot, ND 58702-5033

1-877-886-5050

If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

X.11489-14GW	Page 5 of 5	May 2014